Label	Element	Value
MFS® Lifetime® Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2019. MFS® Lifetime® Income Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the eighth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

As of August 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	71.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Global Bond Fund	5.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	3.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	20.0%
International Stock Funds:	5.0%
MFS Blended Research International Equity Fund	2.5%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund*	0.5%
MFS Research International Fund	1.5%
U.S. Stock Funds:	20.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Growth Fund	2.0%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS Research Fund	2.0%
MFS Value Fund	2.0%
Specialty Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%

* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.